[On Company Letterhead]

March 4, 2015

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:           Transamerica Corporate Separate Account Sixteen (File No. 333-109579)

Dear Commissioners:

On behalf of Transamerica Corporate Separate Account Sixteen (the "separate account") of Transamerica Life Insurance Company (the “Company”), incorporated by reference are Annual Reports for the underlying funds of the separate account (the “Funds”) for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").  The Company understands that the Funds have filed, or will file, its Annual Report with the Commission under separate cover pursuant to Rule 30d-1.

The Funds Annual Report filings are as follows:

American Funds Insurance Series – AFIS Global Small Capitalization Fund (Class 2) (File No. 811-03857).
American Funds Insurance Series – AFIS Growth Fund (Class 2) (File No. 811-03857).
American Funds Insurance Series – AFIS International Fund (Class 2) (File No. 811-03857).
American Funds Insurance Series – AFIS New World Fund (Class 2) (File No. 811-03857).
Columbia Funds Variable Insurance Trust – Columbia Variable Portfolio – Small Cap Value Fund – Class 1 (File No. 811-05199).
Deutsche Investments VIT Funds – Deutsche Small Cap Index VIP (Class A) (File No. 811-07507).
DFA Investment Dimensions Group, Inc. – DFA VA Global Bond Portfolio (File No. 811-03258).
DFA Investment Dimensions Group, Inc. – DFA VA International Small Portfolio (File No. 811-03258).
DFA Investment Dimensions Group, Inc. – DFA VA International Value Portfolio (File No. 811-03258).
DFA Investment Dimensions Group, Inc. – DFA VA Short-Term Fixed Portfolio (File No. 811-03258).
DFA Investment Dimensions Group, Inc. – DFA VA U.S. Large Value Portfolio (File No. 811-03258).
DFA Investment Dimensions Group, Inc. –DFA VA U.S. Targeted Value Portfolio (File No. 811-03258).
Fidelity Variable Insurance Products Funds – Fidelity VIP Balanced Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Fidelity Variable Insurance Products Funds – Fidelity VIP Contrafund® Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Fidelity Variable Insurance Products Funds – Fidelity VIP High Income Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Fidelity Variable Insurance Products Funds – Fidelity VIP Mid Cap Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
First Eagle Variable Funds, Inc. – First Eagle Overseas Variable Fund (File No. 811-09092).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. American Value Fund (Series I Shares) (File No. 811-07452).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Diversified Dividend Fund (Series I Shares) (File No. 811-07452).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Global Health Care Fund (Series I Shares) (File No. 811-07452).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Mid Cap Core Equity Fund (Series I Shares) (File No. 811-07452).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Mid Cap Growth Fund (Series I Shares) (File No. 811-07452).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Small Cap Equity Fund (Series I Shares) (File No. 811-07452).
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Technology Fund (Series I Shares) (File No. 811-07452).
Janus Aspen Series – Janus Aspen Balanced Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Aspen Enterprise Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Aspen Flexible Bond Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Aspen Forty Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Aspen Global Research Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Aspen Janus Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Aspen Overseas Portfolio (Institutional Shares) (File No. 811-07736).
Janus Aspen Series – Janus Aspen Perkins Mid Cap Value Portfolio (Institutional Shares (File No. 811-07736).
MFS® Variable Insurance Trust II - MFS® International Growth Portfolio – Initial Class (File No. 811-03732).
MFS® Variable Insurance Trust II - MFS® International Value Portfolio – Initial Class (File No. 811-03732).
PIMCO Variable Insurance Trust – PIMCO All Asset Portfolio (Institutional Class (File No. 811-08399).
PIMCO Variable Insurance Trust – PIMCO Foreign Bond Portfolio (U.S. Dollar Hedged) (Institutional Class) (File No. 811-08399).
PIMCO Variable Insurance Trust – PIMCO High Yield Portfolio (Institutional Class (File No. 811-08399).
PIMCO Variable Insurance Trust – PIMCO Real Return Portfolio (Institutional Class (File No. 811-08399).
PIMCO Variable Insurance Trust – PIMCO Short-Term Portfolio (Institutional Class (File No. 811-08399).
PIMCO Variable Insurance Trust – PIMCO Total Return Portfolio (Institutional Class (File No. 811-08399).
Royce Capital Fund – Royce Micro-Cap Portfolio (File No. 811-07537).
Royce Capital Fund – Royce Small-Cap Portfolio (File No. 811-07537).
T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio (File No. 811-07143).
T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio (File No. 811-07143).
T. Rowe Price Equity Series, Inc. – T. Rowe Price Mid-Cap Growth Portfolio (File No. 811-07143).
T. Rowe Price Equity Series, Inc. – T. Rowe Price New America Growth Portfolio (File No. 811-07143).
T. Rowe Price International Series, Inc. – T. Rowe Price International Stock Portfolio (File No. 811-07145).
Third Avenue Variable Series Trust – Third Avenue Value Portfolio (File No. 811-09395).
Van Eck Worldwide Insurance Trust – Van Eck VIP Global Hard Assets Fund (Initial Class) (File No. 811-05083).
Van Eck Worldwide Insurance Trust – Van Eck VIP Multi-Manager Alternatives Fund (Initial Class) (File No. 811-05083).
Vanguard® Variable Insurance Fund – Vanguard® VIF Balanced Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Capital Growth Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Conservative Allocation Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Diversified Value Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Income Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Index Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Growth Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF High Yield Bond Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF International Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Mid-Cap Index Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Moderate Allocation Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Money Market Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF REIT Index Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Short-Term Investment-Grade Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Small Company Growth Portfolio  (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Total Bond Market Index Portfolio (File No. 811-05962).
Vanguard® Variable Insurance Fund – Vanguard® VIF Total Stock Market Index Portfolio (File No. 811-05962).

These Annual Reports are for the period ending December 31, 2014 and have been transmitted to contract holders in accordance with Rule 30e-2 under the Act. If you have any questions regarding this filing, please contact the undersigned at (319) 355-6115.

Very truly yours,

/s/ Karen J. Epp
Karen J. Epp
Assistant Vice President